Investment Objectives and Goals	Feb. 01, 2026
Ambrus Core Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	AMBRUS CORE BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Ambrus Core Bond Fund (the “Fund”) seeks to maximize total return, consistent with preservation of capital and prudent investment management.
Objective, Secondary [Text Block]	Current income is a secondary objective.
Ambrus Tax-Conscious California Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	AMBRUS TAX-CONSCIOUS CALIFORNIA BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Ambrus Tax-Conscious California Bond Fund (the “Fund”) seeks to maximize total return net of federal and California state taxes, consistent with preservation of capital and prudent investment management.
Objective, Secondary [Text Block]	Current income is a secondary objective.
Ambrus Tax-Conscious National Bond Fund
Prospectus [Line Items]
Risk/Return [Heading]	AMBRUS TAX-CONSCIOUS NATIONAL BOND FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Ambrus Tax-Conscious National Bond Fund (the “Fund”) seeks to maximize total return net of federal taxes, consistent with preservation of capital and prudent investment management.
Objective, Secondary [Text Block]	Current income is a secondary objective.